Parametric

TABS Short-Term Municipal Bond Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 79.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.8%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/25	$2,550	$2,955,195

		$2,955,195

Education — 7.7%
California State University, 5.00%, 11/1/24	$2,500	$2,847,850
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/25	30	34,530
5.00%, 7/1/26	15	17,756
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,607,469
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	244,764
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,220,230
University of New Mexico, (SPA: U.S. Bank, N.A.), 0.06%, 6/1/30(1)	7,315	7,315,000
University of Texas:
5.00%, 8/15/24	1,000	1,128,500
Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,076,300
Winston-Salem State University, NC:
4.00%, 4/1/33(2)	1,065	1,267,648
4.00%, 4/1/34(2)	825	976,784
4.00%, 4/1/35(2)	860	1,014,697
4.00%, 4/1/36(2)	625	735,294
5.00%, 4/1/27(2)	580	692,949
5.00%, 4/1/29(2)	875	1,084,326
5.00%, 4/1/31(2)	970	1,237,225

		$27,501,322

Electric Utilities — 0.4%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), Prerefunded to 2/15/22, 5.25%, 2/15/27	$115	$116,660
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,208,120

		$1,324,780

Escrowed/Prerefunded — 5.5%
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	$5,000	$4,963,500
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,603,777
Maryland, Escrowed to Maturity, 5.00%, 3/1/22	50	50,804
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 5.00%, 2/15/25	120	137,819
Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,180,150
Sales Tax Asset Receivable Corp., Prerefunded to 10/15/24, 5.00%, 10/15/27	1,500	1,705,560

Security	Principal Amount (000’s omitted)	Value
Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	$1,220	$1,256,673
Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/22, 4.00%, 2/1/25	1,000	1,009,510

		$19,907,793

General Obligations — 26.5%
Alexandria, VA, 5.00%, 7/1/27	$200	$247,130
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,260	1,277,577
Bryan Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	2,270	2,719,460
California, 1.60%, 12/1/29	1,720	1,727,430
Carlsbad Municipal School District, NM:
2.00%, 8/1/32	1,650	1,680,789
2.00%, 8/1/34	1,650	1,670,361
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	154,639
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	147,857
Columbus, OH, 5.00%, 4/1/22	1,050	1,071,126
Connecticut:
3.00%, 1/15/32	1,000	1,115,860
3.00%, 6/1/32	2,250	2,517,705
3.00%, 6/1/33	2,375	2,641,926
3.00%, 6/1/35	520	573,076
3.00%, 1/15/36	2,945	3,221,418
4.00%, 6/1/34	1,000	1,205,840
Corpus Christi, TX:
5.00%, 3/1/25(2)	985	1,121,245
5.00%, 3/1/26	1,025	1,199,168
5.00%, 3/1/27	1,080	1,298,981
5.00%, 3/1/28	1,135	1,392,827
5.00%, 3/1/29	1,180	1,478,434
5.00%, 3/1/30(2)	1,250	1,592,687
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,355	1,373,943
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,963,460
Edina, MN, 5.00%, 2/1/30	125	154,050
Florida Board of Education, 5.00%, 6/1/22	8,415	8,651,461
Henrico County, VA, 5.00%, 8/1/27	200	247,386
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	523,425
Lake Washington School District No. 414, WA, 4.00%, 12/1/21	1,420	1,424,430
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36(2)	1,500	1,662,285
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	698,663
Massachusetts:
5.00%, 12/1/24	5,000	5,709,400
5.00%, 7/1/26	50	59,970
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	32,446
Mercer County, NJ, 2.00%, 2/15/32	3,295	3,330,388
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,197,870
Midland, TX, 5.00%, 3/1/29	2,165	2,745,718
Montgomery, AL, 3.00%, 2/1/22	1,685	1,696,694
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	10	12,217
4.00%, 9/1/33	25	30,384

Security	Principal Amount (000’s omitted)	Value
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	$945	$939,954
0.00%, 8/1/24	900	888,309
New York, NY, 5.00%, 8/1/26	1,000	1,200,250
Oconee County, GA, 4.00%, 1/1/34	15	18,214
Ohio, 5.00%, 12/15/23	1,000	1,099,070
Oregon, 1.90%, 6/1/30	950	974,529
Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,147,080
Ridgefield, CT, 5.00%, 7/15/22	2,425	2,507,401
River Vale Township Board of Education, NJ:
2.00%, 6/15/32	1,280	1,284,454
2.00%, 6/15/33	1,300	1,295,515
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,191,440
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	855	988,089
St. Helens School District No. 502, OR:
0.00%, 6/15/38	1,000	678,320
5.00%, (0.00% until 6/15/22), 6/15/30	880	1,110,023
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,173,046
Texas:
2.25%, 8/1/33	580	589,268
2.50%, 8/1/34	210	214,817
Texas Public Finance Authority, 5.00%, 10/1/22	100	104,420
Utah, 5.00%, 7/1/22	3,915	4,040,711
Wake County, NC, 5.00%, 4/1/22	1,000	1,020,160
Wauwatosa School District, WI, 5.00%, 9/1/22	105	109,212
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	351,246
Williamson County, TN, 5.00%, 4/1/25	3,475	4,012,826
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(3)	4,525	4,578,893

		$95,086,973

Hospital — 11.4%
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/33	$90	$106,645
4.00%, 4/1/36	555	652,580
4.00%, 4/1/39	450	524,664
4.00%, 4/1/41	500	579,155
5.00%, 4/1/40	400	498,924
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	759,597
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,976,150
5.00%, 6/1/27	3,500	4,277,140
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 0.02%, 7/1/43(1)	5,000	5,000,000
New York Dormitory Authority, (Maimonides Medical Center):
3.00%, 8/1/38	610	663,387
3.00%, 8/1/40	170	184,117
4.00%, 8/1/31	350	404,940
5.00%, 2/1/27	180	220,568

Security	Principal Amount (000’s omitted)	Value
Ohio, (Cleveland Clinic Health System):
5.00%, 1/1/26	$1,835	$2,166,107
5.00%, 1/1/27	4,000	4,856,400
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/34	1,270	1,432,039
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 0.05%, 11/15/39(1)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,609,840
Wisconsin Health and Educational Facilities Authority, (Aspirus, Inc. Obligated Group), 5.00%, 8/15/34(2)	1,000	1,288,990

		$40,926,243

Housing — 3.3%
Connecticut Housing Finance Authority, 1.85%, 11/15/31	$390	$390,507
New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	135	139,359
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	3,025	3,096,542
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	628,556
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 0.06%, 1/1/46(1)	7,600	7,600,000

		$11,854,964

Insured-Electric Utilities — 2.2%
Lower Colorado River Authority, TX:
(AGM), 5.00%, 5/15/27(2)	$1,380	$1,653,267
(AGM), 5.00%, 5/15/28(2)	2,285	2,792,316
(AGM), 5.00%, 5/15/29(2)	1,790	2,224,648
(AGM), 5.00%, 5/15/30(2)	960	1,209,149

		$7,879,380

Insured-Water and Sewer — 0.1%
Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$333,619

		$333,619

Lease Revenue/Certificates of Participation — 11.2%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$2,267,860
California Public Works Board:
5.00%, 8/1/29(2)	2,400	2,915,952
5.00%, 8/1/30(2)	2,785	3,435,158
5.00%, 8/1/31(2)	2,560	3,208,089
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,067,400
Malibu, CA:
5.00%, 11/1/38	275	275,993
5.00%, 11/1/43	225	225,783
5.00%, 11/1/48	375	376,249
Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,779,200
Pasadena Area Community College District, CA, Certificates of Participation, 4.00%, 8/1/51	13,780	14,562,704

		$40,114,388

Other Revenue — 2.5%
California Public Works Board, 5.00%, 9/1/39	$4,850	$5,421,184
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,025	3,542,608

		$8,963,792

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.3%
District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$1,566,165
Litchfield Park, AZ, Pledged Revenue:
4.00%, 7/1/36	500	562,050
4.00%, 7/1/41	775	864,830
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,094,050
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/24	1,500	1,658,715
5.00%, 2/15/25	50	57,357
5.00%, 3/15/32	2,790	3,656,323
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,734,109
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	2,750	2,799,308

		$18,992,907

Transportation — 1.6%
New York Bridge Authority:
5.00%, 1/1/26	$1,400	$1,652,616
5.00%, 1/1/28	1,600	1,990,800
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,248,720

		$5,892,136

Water and Sewer — 1.3%
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	$500	$571,765
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,239,751
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	428,504
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,564,600

		$4,804,620

Total Tax-Exempt Municipal Obligations — 79.8% (identified cost $279,844,470)		$286,538,112

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.6%
Louisiana, Unclaimed Property Special Revenue:
1.979%, 9/1/32	$1,000	$973,240
2.179%, 9/1/34	1,000	974,240

		$1,947,480

Water and Sewer — 0.0%(4)
Decatur, AL, Water and Sewer Revenue, 0.95%, 8/15/26	$120	$117,844

		$117,844

Total Taxable Municipal Obligations — 0.6% (identified cost $2,120,000)		$2,065,324

U.S. Treasury Obligations — 16.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.375%, 12/31/25	$24,565	$23,862,595
1.125%, 2/15/31	30,744	29,658,352
1.25%, 5/31/28	4,000	3,956,094
1.625%, 5/15/31	976	983,091

Total U.S. Treasury Obligations — 16.3% (identified cost $58,649,519)		$58,460,132

Total Investments — 96.7% (identified cost $340,613,989)		$347,063,568

Other Assets, Less Liabilities — 3.3%		$11,671,309

Net Assets — 100.0%		$358,734,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.9%
California	11.1%
Others, representing less than 10% individually	57.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 2.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2021.

(2)	When-issued security/delayed delivery security.

(3)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2021.

(4)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$286,538,112	$—	$286,538,112
Taxable Municipal Obligations	—	2,065,324	—	2,065,324
U.S. Treasury Obligations	—	58,460,132	—	58,460,132
Total Investments	$—	$347,063,568	$—	$347,063,568

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.